Equity - Summary Of Treasury Stock (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 KRW (₩) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 KRW (₩) shares
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares	751,949,461	751,949,461
Balance at beginning	₩ (35,895,269)	$ (24,848,754)	₩ (33,397,490)		₩ (31,627,342)
Ending balance, Number of shares	742,591,501	742,591,501	751,949,461	751,949,461
Balance at end	₩ (37,859,248)	$ (26,208,335)	₩ (35,895,269)	$ (24,848,754)	₩ (33,397,490)
Treasury shares
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares	3,082,276	3,082,276	3,427,497	3,427,497	343,991
Balance at beginning | ₩	₩ 35,517		₩ 39,348		₩ 3,819
Acquisition, Number of shares	8,515,377	8,515,377	9,359,819	9,359,819	13,552,312
Acquisition, Book Value | ₩	₩ 150,003		₩ 136,712		₩ 157,222
Disposal and others, Number of shares	(8,515,377)	(8,515,377)	(9,705,040)	(9,705,040)	(10,468,806)
Disposal and others, Book value | ₩	₩ (150,003)		₩ (140,543)		₩ (121,693)
Ending balance, Number of shares	3,082,276	3,082,276	3,082,276	3,082,276	3,427,497
Balance at end | ₩	₩ 35,517		₩ 35,517		₩ 39,348